COMPUTER SOFTWARE COSTS	9 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
COMPUTER SOFTWARE COSTS

NOTE 4 – COMPUTER SOFTWARE COSTS

The Company purchased web-based naturopathic learning management system computer software, developed by a third party, to educate users with the health-related products for various illnesses, and how the Company’s learning systems could be used to improve their general wellbeing. The amount capitalized include direct costs incurred in developing the software purchased from the third party.

The following table presents details of our computer software costs as of June 30, 2018 and September 30, 2017:

	Balance at September 30, 2017	Additions	Amortization	Balance at June 30, 2018
Computer Software Costs, net	$-	$41,850	$(7,582)	$34,268

Computer software costs are being amortized on a straight-line basis over their estimated life of three years.

Amortization expense for computer software costs was $3,488 and $0 for the three months ended June 30, 2018 and 2017, and $7,582 and $0 for the nine months ended June 30, 2018 and 2017, respectively.

The estimated future amortization expense of computer software costs as of June 30, 2018 is as follows:

Year ending September 30,	Amount
2018	$3,488
2019	13,950
2020	13,950
2021	2,880
Total	$34,268